Debt - Summary of Notes Payable to Contractors (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In Consolidated Debt [abstract]
Total notes payable to contractors	$ 2,040,446	$ 3,018,063
Less: current portion of notes payable to contractors	1,246,854	1,680,361
Notes payable to contractors (long-term)	$ 793,592	$ 1,337,702